                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2008

Check here if Amendment [_]; Amendment Number:
                                               --------
     This Amendment (Check only one.): [_] is a restatement.
                                       [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Brookside Capital Management, LLC*
Address: 111 Huntington Avenue
         Boston, MA 02199

Form 13F File Number: 28-06625

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Domenic J. Ferrante
Title: Managing Director
Phone: (617) 516-2000

Signature, Place, and Date of Signing:


/s/ Domenic J. Ferrante        Boston, MA   2/17/2009
----------------------------

* Brookside Capital Management, LLC is the general partner of Brookside Capital Investors, L.P., the general partner of Brookside Capital Partners Fund, L.P. Domenic J. Ferrante is the Managing Director of Brookside Capital Management, LLC.

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 2
Form 13F Information Table Entry Total:           82
Form 13F Information Table Value Total:   $3,759,968
                                          (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   Form 13F File Number   Name
---   --------------------   -------------------------------------
 1    28-06946               Brookside Capital Partners Fund, L.P.
 2    28-06924               Brookside Capital Investors, L.P.

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                      Brookside Capital Partners Fund, L.P.
                    Form 13F Information Table as of 12/31/08

                                                       Market Value Long               Investment   Other  Voting Authority
NAME OF ISSUER               Title of Class    Cusip         x1000           SHARES    Discretion Managers       Sole       Shared
---------------------------- --------------- --------- ----------------- ------------- ---------- -------- ---------------- ------
ACE LTD                      ORD             H0023R105        84,672         1,600,000    SOLE                    X
ACME PACKET INC              COM             004764106        15,857         3,014,633    SOLE                    X
ACTIVISION BLIZZARD INC      COM             00507V109        24,557         2,842,273    SOLE                    X
AFLAC INC                    COM             001055102        80,220         1,750,000    SOLE                    X
AIRVANA INC                  COM             00950V101           466            76,195    SOLE                    X
ALLOT COMMUNICATION LTD      SHS             M0854Q105         5,654         3,426,638    SOLE                    X
AMAG PHARMACEUTICALS INC     COM             00163U106        40,329         1,124,941    SOLE                    X
AMDOCS LTD                   ORD             G02602103        39,380         2,153,093    SOLE                    X
AMERIPRISE FINL INC          COM             03076C106        56,734         2,428,700    SOLE                    X
AVOCENT CORP                 COM             053893103         2,620           146,300    SOLE                    X
AVON PRODS INC               COM             054303102        12,015           500,000    SOLE                    X
BALL CORP                    COM             058498106        36,603           880,100    SOLE                    X
BANK OF NEW YORK MELLON CORP COM             064058100       104,821         3,700,000    SOLE                    X
BIGBAND NETWORKS INC         COM             089750509        28,035         5,078,715    SOLE                    X
BROCADE COMMUNICATION SYS I  COM NEW         111621306        97,305        34,383,312    SOLE                    X
CADENCE DESIGN SYSTEM INC    COM             127387108        93,609        25,576,169    SOLE                    X
CARNIVAL CORP                PAIRED CTF      143658300        46,249         1,901,700    SOLE                    X
CELANESE CORP DEL            COM             150870103        67,989         5,469,756    SOLE                    X
CHECK POINT SOFTWARE TECH LT COM             M22465104       140,796         7,414,195    SOLE                    X
CIENA CORP                   COM NEW         171779309        59,501         8,880,673    SOLE                    X
COGNIZANT TECHNOLOGY SOLUTIO CL A            192446102        11,687           647,147    SOLE                    X
COMPANHIA BRASILEIRA DE DIST SPON ADR PFD    20440T201        11,931           432,900    SOLE                    X
COUGAR BIOTECHNOLOGY INC     COM             222083107        19,873           764,347    SOLE                    X
COVANCE INC                  COM             222816100        33,869           735,800    SOLE                    X
CTRIP COM INTL LTD           ADR             22943F100         9,425           396,003    SOLE                    X
CUMMINS INC                  COM             231021106        39,630         1,482,587    SOLE                    X
CVS CAREMARK CORPORATION     COM             126650100       238,531         8,299,611    SOLE                    X
DARDEN RESTAURANTS INC       COM             237194105        55,849         1,981,876    SOLE                    X
DIGITAL RIV INC              COM             25388B104        24,761           998,445    SOLE                    X
DIRECTV GROUP INC            COM             25459L106        53,570         2,338,300    SOLE                    X
DISCOVERY COMMUNICATIONS NEW COM SER A       25470F104        28,782         2,032,598    SOLE                    X
DOMINOS PIZZA INC            COM             25754A201         6,992         1,484,424    SOLE                    X
ELECTRONIC ARTS INC          COM             285512109        33,565         2,092,581    SOLE                    X
ELOYALTY CORP                COM NEW         290151307         1,259           486,031    SOLE                    X
GMARKET INC                  SPON ADR        38012G100        14,046           814,237    SOLE                    X
HANSEN NAT CORP              COM             411310105        65,469         1,952,543    SOLE                    X
HOME INNS & HOTEL MMGMT INC  SPON ADR        43713W107         8,580         1,000,000    SOLE                    X
INGERSOLL-RAND COMPANY LTD   CL A            G4776G101        55,411         3,193,744    SOLE                    X
INTERCONTINENTALEXCHANGE INC COM             45865V100        72,135           875,000    SOLE                    X
INTUIT                       COM             461202103       114,874         4,828,687    SOLE                    X
INVERNESS MED INNOVATIONS IN COM             46126P106        81,080         4,287,662    SOLE                    X
ITT EDUCATIONAL SERVICES INC COM             45068B109        39,094           411,600    SOLE                    X
JAZZ PHARMECEUTICALS INC     COM             472147107            16             8,368    SOLE                    X
KOHLS CORP                   COM             500255104        48,784         1,347,632    SOLE                    X
LIBERTY MEDIA CORP NEW       ENT COM SER A   53071M500        18,066         1,033,500    SOLE                    X
MAP PHARMACEUTICALS INC      COM             56509R108        20,937         2,999,526    SOLE                    X
MENTOR GRAPHICS CORP         COM             587200106        18,825         3,641,177    SOLE                    X
NANOSPHERE INC               COM             63009F105        21,292         4,473,037    SOLE                    X
NETEASE COM INC              SPONSORED ADR   64110W102        30,030         1,358,815    SOLE                    X
NEUROMETRIX INC              COM             641255104            45            51,966    SOLE                    X
NOKIA CORP                   SPONSORED ADR   654902204        57,982         3,716,800    SOLE                    X
NUCOR CORP                   COM             670346105        68,076         1,473,500    SOLE                    X
ON SEMICONDUCTOR CORP        COM             682189105        82,705        24,325,010    SOLE                    X
PACTIV CORP                  COM             695257105        18,434           740,900    SOLE                    X
PAREXEL INTL CORP            COM             699462107        16,835         1,733,795    SOLE                    X
PENN NATL GAMING INC         COM             707569109        11,656           545,199    SOLE                    X
P F CHANGS CHINA BISTRO INC  COM             69333Y108        20,750           990,950    SOLE                    X
PHOENIX TECHNOLOGY LTD       COM             719153108         9,135         2,610,000    SOLE                    X
PRICELINE COM INC            COM NEW         741503403        67,045           910,313    SOLE                    X
QUALCOMM INC                 COM             747525103       194,273         5,422,081    SOLE                    X
SAYTAM COMPUTER SERVICES LTD ADR             804098101        36,875         4,079,124    SOLE                    X
SEQUENOM INC                 COM NEW         817337405        31,517         1,588,553    SOLE                    X
SONUS NETWORKS INC           COM             835916107        16,293        10,312,148    SOLE                    X
STAPLES INC                  COM             855030102        25,769         1,438,000    SOLE                    X
STARENT NETWORKS CORP        COM             85528P108        37,374         3,132,757    SOLE                    X
STATE STR CORP               COM             857477103       196,650         5,000,000    SOLE                    X
STREAM GLOBAL SVCS INC       UNIT 10/17/2001 86323M209         4,950         1,250,000    SOLE                    X
SYNIVERSE HLDGS INC          COM             87163F106        53,456         4,477,058    SOLE                    X
TARGANTA THERAPEUTICS CORP   COM             87612C100     1,627.472     2,667,987.000    SOLE                    X
TARGET CORP                  COM             87612E106        68,162         1,974,000    SOLE                    X
TEKELEC                      COM             879101103        83,993         6,296,298    SOLE                    X
TESSERA TECHNOLOGIES INC     COM             88164L100        48,851         4,112,072    SOLE                    X
TRANSOCEAN INC NEW           SHS             H8817H100         8,401           177,791    SOLE                    X
UNITED STATES STL CORP NEW   COM             912909108        41,201         1,107,550    SOLE                    X
VANCEINFO TECHNOLOGIES INC   ADR             921564100         5,398         1,136,340    SOLE                    X
VERIFONE HLDGS INC           COM             92342Y109        23,365         4,768,400    SOLE                    X
VERTEX PHARMACEUTICALS INC   NOTE 4.750% 2/1 92532FAM2        47,384        35,000,000    SOLE                    X
VERTEX PHARMACEUTICALS INC   COM             92532F100       100,358         3,303,412    SOLE                    X
VIACOM INC                   CL B            92553P201       100,594         5,277,735    SOLE                    X
VMWARE INC                   CL A COM        928563402         6,432           271,493    SOLE                    X
VONAGE HLDGS CORP            COM             92886T201         3,558         5,391,648    SOLE                    X
DISNEY WALT CO               COM DISNEY      254687106        55,050         2,426,200    SOLE                    X